Income tax expense - Summary of Major Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Current tax:
Current tax on profit for the year	₨ 17,911	$ 237	₨ 37,758	₨ 32,824
(Credit)/ Charge in respect of current tax for earlier years	(33)	0	(59)	392
Total current tax (a)	17,878	237	37,699	33,216
Deferred tax:
Origination and reversal of temporary differences	(44,562)	(591)	3,818	31,633
Charge/ (Credit) in respect of deferred tax for earlier years	7	0	(16)	835
Increase in tax rate				742
Total Deferred Tax (b)	(44,555)	(591)	3,802	33,210
Total income tax expense / (credit)	(26,677)	(354)	41,501	66,426
(Loss)/ Profit before tax	₨ (68,777)	$ (912)	₨ 117,730	₨ 113,710
Effective income tax rate (%)	38.80%	38.80%	35.30%	58.40%